Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Shares	Total	Total Cumulative Effect, Period of Adoption, Adjustment	Common Stock and Capital Surplus	Noncontrolling Interests	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Inc. (Loss)	Accumulated Other Comprehensive Inc. (Loss) Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance, shares at Dec. 31, 2017			201,000
Beginning Balance at Dec. 31, 2017	$ 2,808	$ 3		$ 2,761	$ 3	$ 956	$ 47	$ 1,248	$ 93	$ 557	$ (90)
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	209			207			2	207
Other comprehensive income (loss)	(436)			(436)						(436)
Capital contributions from parent	17			17		17
Dividends	(60)			(60)				(60)
Other	(2)						(2)
Ending Balance, shares at Dec. 31, 2018			201,000
Ending Balance at Dec. 31, 2018	2,539			2,492		973	47	1,488		31
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	395			393			2	393
Other comprehensive income (loss)	669			669						669
Capital contributions from parent	19			19		19
Dividends	(140)			(140)				(140)
Other	$ (1)						(1)
Ending Balance, shares at Dec. 31, 2019	201,000		201,000
Ending Balance at Dec. 31, 2019	$ 3,481			3,433		992	48	1,741		700
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	(14)
Other comprehensive income (loss)	$ 346
Beginning Balance, shares at Dec. 31, 2019	201,000		201,000
Beginning Balance at Dec. 31, 2019	$ 3,481			3,433		992	48	1,741		700
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	422			423			(1)	423
Other comprehensive income (loss)	370			370						370
Capital contributions from parent	12			12		12
Dividends	$ (285)			(285)				(285)
Ending Balance, shares at Dec. 31, 2020	201,000		201,000
Ending Balance at Dec. 31, 2020	$ 3,995	$ (5)		3,948	$ (5)	1,004	47	1,874	$ (5)	1,070
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	310			310				310
Other comprehensive income (loss)	(222)			(222)						(222)
Capital contributions from parent	1			1		1
Dividends	(300)			(300)				(300)
Stock-based compensation expense	1			1		1
Sale of real estate	$ (47)						(47)
Ending Balance, shares at Sep. 30, 2021	201,000		201,000
Ending Balance at Sep. 30, 2021	$ 3,738			$ 3,738		$ 1,006	$ 0	$ 1,884		$ 848